Trade accounts receivable and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade accounts receivable, net and notes receivable

	12.31.23	12.31.22
Trade accounts receivable
Domestic market
Third parties	1,860,089	1,473,921
Related parties	8,419	11,566
Foreign market
Third parties	3,496,442	3,315,772
Related parties	27,781	20,789
	5,392,731	4,822,048
( - ) Adjustment to present value	(29,284)	(24,818)
( - ) Expected credit losses	(591,479)	(604,167)
	4,771,968	4,193,063
Current	4,766,071	4,187,756
Non-current	5,897	5,307

Notes receivable	83,863	54,472
( - ) Adjustment to present value	(2,223)	(386)
( - ) Expected credit losses	(15,379)	(15,643)
	66,261	38,443
Current	64,731	27,351
Non-current (1)	1,530	11,092
(1)	Weighted average maturity of 1.31 year.

Schedule of allowance for doubtful accounts

	12.31.23	12.31.22
Beginning balance	(604,167)	(638,583)
(Additions) reversals	(32,809)	(12,772)
Write-offs	8,539	10,744
Exchange rate variation	36,958	36,444
Ending balance	(591,479)	(604,167)

Schedule of aging of trade accounts receivable

	12.31.23	12.31.22
Not overdue	4,515,445	4,045,146
Overdue
01 to 60 days	225,135	125,082
61 to 90 days	46,347	7,629
91 to 120 days	15,248	17,084
121 to 180 days	11,101	18,536
181 to 360 days	22,116	17,902
More than 360 days	557,339	590,669
( - ) Adjustment to present value	(29,284)	(24,818)
( - ) Expected credit losses	(591,479)	(604,167)
	4,771,968	4,193,063